Document And Entity Information	Sep. 30, 2026
Document Information [Line Items]
Entity, Registrant Name	Catheter Precision, Inc.
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Sep. 30, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38677
Entity, Tax Identification Number	38-3661826
Entity, Address, Address Line One	1670 Highway 160 West
Entity, Address, Address Line Two	Suite 205
Entity, Address, City or Town	Fort Mill
Entity, Address, State or Province	SC
Entity, Address, Postal Zip Code	29708
City Area Code	973
Local Phone Number	691-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	VTAK
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001716621